Description of Plan - Schedule of Employer Contribution and Vesting Percentage Based on Service (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Vesting contribution percentage less than 1 year
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
Vesting contribution percentage 1 year
EBP, Description of Plan [Line Items]
Vested Percentage	20.00%
Vesting contribution percentage 2 year
EBP, Description of Plan [Line Items]
Vested Percentage	40.00%
Vesting contribution percentage 3 year
EBP, Description of Plan [Line Items]
Vested Percentage	60.00%
Vesting contribution percentage 4 year
EBP, Description of Plan [Line Items]
Vested Percentage	80.00%
Vesting contribution percentage 5 or more years
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%